UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [X]; Amendment Number: 1_____

This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Ranger Investment Management, L.P.

Address:	300 Crescent Court
		Suite 1100
		Dallas, TX  75201

Form 13F File Number: 28-11311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nim Hacker
Title:		General Counsel
Phone:		214.871.5200



Report Type (Check only one.):

[x]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $693,696
 						(thousands)
List of Other Included Managers:





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
FORM 13F INFORMATION TABLE
                                                             Value               sh /          Inv       Oth   Voting  Authority
Name Of Issuer               Title Of Class       Cusip      x1000    shrs or Pr prn  Put/Call Discr     Mgrs  Sole    SharedNone
AAR Corp                     COM                  000361105     24942    914645    SH          SOLE            914645
Abercrombie & Fitch Co.      CL A                 002896207      9233    126239    SH          SOLE            126239
Alliance Data Systems        COM                  018581108      9666    203447    SH          SOLE            203447
American Apparel Inc         COM                  023850100      3386    358340    SH          SOLE            358340
Atwood Oceanics, Inc.        COM                  050095108      9151     99775    SH          SOLE             99775
BE Aerospace                 COM                  073302101     21196    606472    SH          SOLE            606472
BankRate Inc                 COM                  06646v108     10655    213570    SH          SOLE            213570
Blackboard Inc               COM                  091935502      9552    286598    SH          SOLE            286598
Brigham Exploration          COM                  109178103     10338   1703196    SH          SOLE           1703196
Cameron International Cor    COM                  13342B105      5652    135741    SH          SOLE            135741
Carpenter Technology         COM                  144285103      6634    118527    SH          SOLE            118527
Central European Dist Cor    COM                  153435102      7576    130200    SH          SOLE            130200
Chart Industries Inc         COM PAR $0.01        16115q308     12986    383737    SH          SOLE            383737
Cognizant Technology Solu    CL A                 192446102      8538    296151    SH          SOLE            296151
Cornell Companies Inc        COM                  219141108      6206    276310    SH          SOLE            276310
Corrections Corp of Ameri    COM NEW              22025y407     11483    417278    SH          SOLE            417278
Diodes Inc Com               COM                  254543101      1720     78337    SH          SOLE             78336
Double Take Software         COM                  258598101      2097    179510    SH          SOLE            179510
Dril-Quip Inc.               COM                  262037104     16692    359207    SH          SOLE            359207
Energen Corp                 COM                  29265N108      5622     90238    SH          SOLE             90238
Euronet Worldwide Inc        COM                  298736109      1516     78720    SH          SOLE             78720
Exco Resources Inc           COM                  269279402     18213    984493    SH          SOLE            984493
FLIR Systems                 COM                  302445101      7740    257241    SH          SOLE            257241
Focus Media Holding Ltd      SPONSORED ADR        34415v109      9480    269710    SH          SOLE            269710
GenProbe Inc                 COM                  36866T103     12419    257650    SH          SOLE            257650
Geo Group                    COM                  36159r103     11215    394335    SH          SOLE            394335
GeoEye Inc                   COM                  37250w108     10794    415304    SH          SOLE            415304
Goodrich Corporation         COM                  382388106     11261    195808    SH          SOLE            195808
HMS Holdings Corp            COM                  40425j101     19710    690351    SH          SOLE            690351
Harris Corp.                 COM                  413875105      7520    154951    SH          SOLE            154951
Haynes International Inc     COM NEW              420877201      7796    142047    SH          SOLE            142047
Hologic Inc.                 COM                  436440101     10734    193063    SH          SOLE            193063
ICON Plc ADS                 SPONSORED ADR        45103t107     16162    249062    SH          SOLE            249062
Immucor Inc                  COM                  452526106      4455    208747    SH          SOLE            208747
InVentiv Health Inc          COM                  46122e105     14867    516046    SH          SOLE            516046
Informatica Corp             COM                  45666Q102      9928    581965    SH          SOLE            581965
LMI Aerospace Inc            COM                  502079106      2246    115970    SH          SOLE            115970
Ladish Company               COM NEW              505754200      1681     46690    SH          SOLE             46690
LifeCell Corp                COM                  531927101      1565     37240    SH          SOLE             37240
MEMC Electrical Materials    COM                  552715104      7396    104313    SH          SOLE            104313
MICROS Systems               COM                  594901100     26902    799240    SH          SOLE            799240
Masimo Corp                  COM                  574795100     11012    423538    SH          SOLE            423538
Microsemi Corp.              COM                  595137100     14014    614657    SH          SOLE            614657
NICE Systems Ltd             SPONSORED ADR        653656108     24040    851867    SH          SOLE            851867
NetLogic Microsystems        COM                  64118B100     10132    419706    SH          SOLE            419706
Newfield Exploration         COM                  651290108      9398    177828    SH          SOLE            177828
Pediatrix Medical Group      COM                  705324101     21839    324023    SH          SOLE            324023
Petroquest Energy Inc        COM                  716748108     18930   1091710    SH          SOLE           1091710
Phase Forward Inc            COM                  71721r406      7040    412150    SH          SOLE            412150
Precision Castparts          COM                  740189105        90       880    SH          SOLE               880
Providence Service Corp      COM                  743815102      8693    289750    SH          SOLE            289750
Psychiatric Solutions Inc    COM                  74439H108      1981     58398    SH          SOLE             58398
Quality Systems Inc          COM                  747582104      2326     77870    SH          SOLE             77870
RTI Intl. Metals Inc.        COM                  74973W107      8005    177055    SH          SOLE            177055
Ritchie Bros Auctioneers     COM                  767744105     22518    274214    SH          SOLE            274214
Satyam Computer Services     ADR                  804098101     11096    491177    SH          SOLE            491177
Southwestern Energy          COM                  845467109      5684    168700    SH          SOLE            168700
Stericycle Inc               COM                  858912108     12942    251294    SH          SOLE            251294
Superior Energy Services     COM                  868157108     10233    258280    SH          SOLE            258280
Syniverse Holdings           COM                  87163f106      2256    135420    SH          SOLE            135420
Triumph Group, Inc.          COM                  896818101     22008    386580    SH          SOLE            386580
Urban Outfitters             COM                  917047102     11307    360676    SH          SOLE            360676
VCA Antech Inc               COM                  918194101      4530    165627    SH          SOLE            165627
Vocus Inc                    COM                  92858j108     15891    601950    SH          SOLE            601950
Wabtec                       COM                  929740108     30805    817989    SH          SOLE            817989